Organization and Description of Business (Details) - CNY (¥) ¥ in Thousands				12 Months Ended
	Dec. 31, 2023	Dec. 27, 2023	Sep. 01, 2018	Jun. 30, 2024	Dec. 22, 2023
Organization and Description of Business [Line Items]
Incorporation date				Mar. 29, 2019
Ordinary shares issued (in Shares)	284,113,314
Shares issued		76.67%
Voting interest		50.00%
Fanhua Puyi Fund Sales Co., Ltd. [Member]
Organization and Description of Business [Line Items]
Equity interest percentage				15.41%	15.41%
Selling Shareholders Agreements [Member]
Organization and Description of Business [Line Items]
Ordinary shares issued (in Shares)		284,113,314
AIX [Member]
Organization and Description of Business [Line Items]
Equity interests owned			4.46%
Percentage of equity interest repurchases					4.46%
Percentage of equity interests		50.10%
Equity interests (in Yuan Renminbi)					¥ 10,463
Ordinary shares issued (in Shares)	284,113,314	568,226,628
American depositary shares percentage				51.65%
Selling Shareholders [Member]
Organization and Description of Business [Line Items]
Percentage of equity interests		76.67%
Puyi Fund to Fanhua [Member] | Fanhua Puyi Fund Sales Co., Ltd. [Member]
Organization and Description of Business [Line Items]
Percentage of equity interests					4.46%